                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7404

               Van Kampen California Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/07

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen California Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/07

CALIFORNIA VALUE MUNICIPAL INCOME TRUST
SYMBOL: VCV
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/30/93)            7.16%          7.26%

10-year                              7.58           9.27

5-year                               7.37           8.80

1-year                               7.58          14.27

6-month                              1.59           8.85
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The Trust's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the Trust's returns would have been lower.

The Lehman Brothers California Municipal Bond Index is a broad-based statistical composite of California municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the pace of economic growth appeared to be slowing, but in December, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to decline until February, when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period higher at 4.10 percent. Yields on the short end of the municipal curve rose more than long-term yields during the period. As a result, the short end of the curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 70 basis points. The slope of the municipal curve (which is defined by the traditional yield advantage of bonds with longer maturities) still remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 34 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 182 basis points more than the investment-grade segment for the overall period.

The State of California was the country's leading issuer of municipal bonds during the period, with new issuance rising by 84 percent. California remains on a generally good economic footing. While a slowdown in the real estate sector dampened the state's economy, it did not stall growth as expansion in the service sector helped to offset continued weakness in real estate related employment. In addition, good revenue growth led the state to project that the budget for fiscal 2007 will end slightly better than originally estimated.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers California Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

-----------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS CALIFORNIA
        NAV      MARKET PRICE      MUNICIPAL BOND INDEX

       1.59%        8.85%                  1.70%
-----------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A variety of strategies drove the Trust's performance during the course of the period. One of the key drivers was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested in bonds with maturities of 25 years or more in order to capture more attractive yields. The emphasis on longer-maturity issues proved beneficial to performance as this segment of the curve outperformed for the overall period.

We also focused on the higher-yielding sector of the market, adding to positions in BBB rated credits in particular, which represented approximately 18 percent of Trust holdings at the end of the period. Additionally, in an effort to further enhance yield, we added to the Trust's holdings of inverse floating-rate securities.* These strategies were additive to the Trust's performance during the first four months of the period. In the last two months, however, spread widening led the performance of lower-rated credits to wane and rising interest rates hurt the performance of inverse floating-rate securities. As a result, the Trust's emphasis on these credits detracted somewhat from performance late in

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

the period. Because the inverse floating-rate securities effectively added to the portfolio's duration (a measure of interest-rate risk), we hedged that risk by selling 30-year U.S. Treasury futures. This strategy was additive to performance for the overall period and served to keep the Trust's duration neutral relative to that of the Lehman Brothers California Municipal Bond Index.

The primary contributors to the Trust's underperformance versus the Lehman Brothers California Municipal Bond Index were its holdings in health care and housing bonds. Over the course of the period, an increasing supply of bonds in these sectors led to spread widening that adversely affected performance. This, coupled with the portfolio's overweight to the sectors relative to the Lehman Brothers California Municipal Bond Index, detracted from returns. The Trust was also overweighted in BBB rated tobacco revenue bonds. This positioning proved additive to performance not only because these holdings performed well but also because several of the credits were refunded during the period.

The Trust remained well represented across a broad spectrum of municipal market sectors. As of the end of the period, tax-allocation/increment, hospital, and public education bonds represented the portfolio's largest sector weightings.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

TOP FIVE SECTORS AS OF 4/30/07
Tax Allocation/Increment                                         13.3%
Hospital                                                         11.1
Public Education                                                 11.0
Master Tobacco Settlement                                         9.8
Higher Education                                                  7.5

RATINGS ALLOCATION AS OF 4/30/07
AAA/Aaa                                                          57.2%
AA/Aa                                                            10.5
A/A                                                               5.9
BBB/Baa                                                          18.1
Non-Rated                                                         8.3

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the Trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the Trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MUNICIPAL BONDS 178.7%
            CALIFORNIA  172.4%
$  3,390    Abag Fin Auth For Nonprofit Corp CA Ctf Partn
            Childrens Hosp Med Ctr (AMBAC Insd)...........  5.875%   12/01/19   $   3,603,977
     500    Abag Fin Auth For Nonprofit Corp CA Ctf Partn
            Childrens Hosp Med Ctr (AMBAC Insd)...........  6.000    12/01/29         530,860
   2,000    Abag Fin Auth For Nonprofit Corp CA Insd Rev
            Ctf Lincoln Glen Manor Sr Citizens (CA MTG
            Insd).........................................  6.100    02/15/25       2,046,820
   4,000    Abag Fin Auth For Nonprofit Corp CA
            Multi-Family Rev Hsg Utd Dominion Rfdg Ser A
            (GTY AGMT) (AMT)..............................  6.400    08/15/30       4,116,080
   1,000    Abag Fin Auth For Nonprofit Corp CA
            Multi-Family Rev Hsg Utd Dominion Rfdg Ser B
            (GTY AGMT)....................................  6.250    08/15/30       1,027,470
   1,020    A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC
            Insd).........................................   *       08/01/17         672,394
   2,000    A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC
            Insd).........................................   *       08/01/21       1,095,220
   1,610    A B C CA Uni Sch Dist Cap Apprec Ser B (FGIC
            Insd).........................................   *       08/01/22         841,402
   1,205    Alameda Cnty, CA Wtr Dist Rev Rfdg (MBIA
            Insd).........................................  4.750    06/01/20       1,226,618
   1,000    Allan Hancock CA Jt Cmnty College Dist
            Election 2006 Ser A (FSA Insd)................  4.375    08/01/31         985,230
   3,540    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
            Pub Impt Proj Ser C (FSA Insd)................   *       09/01/32       1,135,101
   2,790    Banning, CA Cmnty Redev Agy Tax Alloc Merged
            Downtown (Radian Insd)........................  5.000    08/01/23       2,892,477
   2,510    Bay Area Govt Assn CA Lease West Sacramento
            Ser A (XLCA Insd) (b).........................  5.000    09/01/24       2,646,042
   5,000    Bay Area Toll Auth CA Toll Brdg Rev San
            Francisco Bay Area Ser D......................  5.000    04/01/17       5,232,750
     975    Benicia, CA Uni Sch Dist Ser B (MBIA Insd)....   *       08/01/18         557,963
   1,000    Beverly Hills, CA Pub Fin Auth Wtr Rev........  4.375    06/01/37         985,150
   1,725    Bonita, CA Uni Sch Dist Election 2004 Ser A
            (MBIA Insd) (b)...............................  5.250    08/01/22       1,877,593
   1,055    Borrego, CA Wtr Dist Ctf Partn Wtr Sys
            Acquisition (b)...............................  7.000    04/01/27       1,087,336
   3,535    Brea, CA Redev Agy Tax Alloc Rfdg Ser A (AMBAC
            Insd) (b).....................................  5.500    08/01/20       3,806,771
   1,390    Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg
            Ser A (FSA Insd) (b)..........................  5.500    08/01/19       1,500,283
   1,510    Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg
            Ser A (FSA Insd) (b)..........................  5.500    08/01/20       1,629,803
   1,500    Burbank, CA Pub Fin Auth Rev Golden St Redev
            Proj Ser A (AMBAC Insd).......................  5.250    12/01/23       1,603,545
   2,060    Burbank, CA Wastewtr Treatment Rev Ser A
            (AMBAC Insd)..................................  5.000    06/01/29       2,161,970
   2,060    Calexico, CA Uni Sch Dist Ser A (MBIA Insd)
            (b)...........................................  5.000    08/01/27       2,195,672

See Notes to Financial Statements                                              7

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  3,000    California Cnty, CA Tob Sec Agy Tob Asset Bkd
            Los Angeles Cnty Sec (c)...................... 0/5.450%  06/01/28   $   2,625,840
   2,000    California Cnty, CA Tob Sec Agy Tob Merced
            Cnty Rfdg Ser A...............................  5.125    06/01/38       2,006,480
   5,000    California Cnty, CA Tob Sec Agy Tob Merced
            Cnty Rfdg Ser A...............................  5.250    06/01/45       5,062,850
   5,000    California Cnty, CA Tob Sec Agy Tob Sonoma
            Cnty Corp Rfdg................................  5.125    06/01/38       5,006,350
   2,000    California Ed Fac Auth Rev CA College Arts....  5.000    06/01/35       2,050,040
   1,500    California Ed Fac Auth Rev Golden Gate Univ...  5.000    10/01/36       1,538,805
   1,000    California Ed Fac Auth Rev Pitzer College Ser
            A.............................................  5.000    04/01/30       1,044,480
   3,210    California Ed Fac Auth Rev Pitzer College Ser
            A.............................................  5.000    04/01/35       3,335,318
   2,000    California Ed Fac Auth Rev Pooled College &
            Univ Proj Ser B...............................  5.250    04/01/24       2,046,500
   1,000    California Ed Fac Auth Rev Pooled College &
            Univ Ser B....................................  6.625    06/01/20       1,074,350
   2,000    California Ed Fac Auth Rev Pooled College &
            Univ Ser B....................................  6.750    06/01/30       2,147,140
   1,500    California Ed Fac Auth Rev Univ of Redlands
            Ser A.........................................  5.000    10/01/31       1,568,070
   2,000    California Hlth Fac Fin Auth Rev Cedars Sinai
            Med Ctr Rfdg..................................  5.000    11/15/27       2,065,920
  11,505    California Hlth Fac Fin Auth Rev Cedars Sinai
            Med Ctr Rfdg (d)..............................  5.000    11/15/34      11,818,626
   1,890    California Hlth Fac Fin Auth Rev Insd Hlth Fac
            Vlycare Ser A (CA MTG Insd)...................  6.125    05/01/12       1,893,232
   1,100    California Hlth Fac Fin Auth Rev Kaiser
            Permanente Ser A..............................  5.000    04/01/37       1,130,635
     700    California Hlth Fac Fin Auth Rev Kaiser
            Permanente Ser A..............................  5.250    04/01/39         735,308
  10,000    California Hlth Fac Fin Auth Rev Sutter Hlth
            Ser A (d).....................................  5.000    11/15/42      10,341,050
   5,000    California Hsg Fin Agy Rev Home Mtg Ser I
            (AMT) (d).....................................  4.800    08/01/36       5,016,587
   7,000    California Hsg Fin Agy Rev Home Mtg Ser I
            (AMT) (d).....................................  4.875    08/01/41       7,023,223
   4,000    California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (d).....................................  4.625    08/01/26       3,992,330
   7,440    California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (d).....................................  4.650    08/01/31       7,402,056
   5,150    California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (d).....................................  4.700    08/01/36       5,140,125
   8,390    California Hsg Fin Agy Rev Home Mtg Ser M
            (AMT) (d).....................................  4.750    08/01/42       8,373,912
   3,000    California Hsg Fin Agy Rev Multi-Family Hsg
            III Ser A (MBIA Insd) (AMT)...................  5.850    08/01/17       3,060,540

 8                                             See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  2,000    California Infrastructure & Econ Dev Bk Rev
            Bay Area Toll Brdg First Lien Ser A (FGIC
            Insd) (Prerefunded @ 01/01/28)................  5.000%   07/01/29   $   2,241,700
   1,000    California Pollutn Ctl Fin Auth Pollutn Ctl
            Rev Gas & Elec Rfdg Ser A (MBIA-IBC Insd).....  5.900    06/01/14       1,132,470
   1,000    California Pollutn Ctl Fin Auth Solid Waste
            Disp Rev Waste Mgmt Inc Proj Ser B (AMT)......  5.000    07/01/27       1,018,700
   2,500    California Pollutn Ctl Fin Auth Solid Waste
            Disp Rev Waste Mgmt Inc Proj Ser C (AMT)
            (a)...........................................  5.125    11/01/23       2,600,950
      45    California Rural Home Mtg Fin Auth Single
            Family Mtg Rev Mtg Bkd Sec Pgm Ser B (GNMA
            Collateralized) (AMT).........................  6.150    06/01/20          45,864
      65    California Rural Home Mtg Fin Auth Single
            Family Mtg Rev Mtg Bkd Sec Pgm Ser B (GNMA
            Collateralized) (AMT).........................  6.250    12/01/31          66,311
      15    California Rural Home Mtg Fin Auth Single
            Family Mtg Rev Mtg Bkd Sec Pgm Ser C (GNMA
            Collateralized) (AMT).........................  7.500    08/01/27          15,252
      10    California Rural Home Mtg Fin Auth Single
            Family Mtg Rev Mtg Bkd Sec Ser A-2 (GNMA
            Collateralized) (AMT).........................  7.950    12/01/24          10,379
      35    California Rural Home Mtg Fin Auth Single
            Family Mtg Rev Ser C (GNMA Collateralized)
            (AMT).........................................  7.800    02/01/28          35,645
   1,060    California Spl Dist Assn Fin Corp Ctf Part Spl
            Dist Fin Pgm Ser KK (FSA Insd) (b)............  5.800    11/01/29       1,118,766
   2,110    California Spl Dist Fin Pgm Ser 00 (MBIA Insd)
            (b)...........................................  5.250    12/01/26       2,200,097
   2,000    California St (CIFG Insd).....................  5.000    10/01/22       2,100,500
   3,000    California St (FGIC Insd) (b).................  5.000    10/01/23       3,074,700
   1,000    California St (MBIA-IBC Insd) (b).............  5.000    02/01/26       1,046,890
     835    California St Dept Wtr Res Rev Ser W..........  5.500    12/01/17         898,602
   1,000    California St Pub Wks Brd Dept Corrections
            Ser C.........................................  5.500    06/01/23       1,095,450
  10,000    California St Rfdg (d)........................  4.500    08/01/30       9,906,850
   2,340    California St Rfdg (FGIC Insd)................  5.000    02/01/23       2,382,026
  10,000    California St Univ Rev Syswide Ser D (d)......  4.500    11/01/37      10,052,050
     960    California St Vet Ser BJ (AMT)................  5.700    12/01/32         980,122
   2,230    California Statewide Cmnty Dev Auth CHF Irvine
            LLC UCI East Rfdg.............................  5.000    05/15/38       2,323,816
   3,000    California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A...............  5.250    07/01/30       3,119,940
   4,355    California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A...............  5.250    07/01/35       4,509,690
   3,000    California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A......................  5.000    03/01/35       3,068,100
   2,800    California Statewide Cmnty Dev Auth Rev Kaiser
            Permanente Ser B..............................  5.000    03/01/41       2,871,204

See Notes to Financial Statements                                              9

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  4,200    California Statewide Cmnty Dev Auth Rev Kaiser
            Permanente Ser B..............................  5.250%   03/01/45   $   4,410,126
   3,500    California Statewide Cmnty Dev Auth Rev Kaiser
            Permanente Ser C..............................  5.250    08/01/31       3,708,880
   1,280    California Statewide Cmnty Dev Auth Wtr Rev
            Pooled Fin Pgm Ser C (FSA Insd)...............  5.250    10/01/28       1,364,902
   1,325    California Statewide Cmnty Dev Auth Wtr &
            Wastewtr Rev Pooled Fin Pgm Ser B (FSA
            Insd).........................................  5.250    10/01/23       1,421,009
   1,595    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd)
            (b)...........................................   *       08/01/24         758,486
   1,675    Cardiff, CA Sch Dist Cap Apprec (FGIC Insd)
            (b)...........................................   *       08/01/25         758,875
   2,000    Carson, CA Redev Agy Tax Alloc Rfdg Ser A
            (MBIA Insd)...................................  5.000    10/01/23       2,117,760
   1,095    Cathedral City, CA Impt Bd Act 1915 Ltd Oblig
            Cove Impt Dist 04-02 (b)......................  5.000    09/02/22       1,117,349
     850    Cathedral City, CA Ltd Oblig Cove Impt Dist
            04-02.........................................  5.000    09/02/23         863,438
   1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
            Ser A (MBIA Insd) (b).........................   *       08/01/27         449,385
   1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
            Ser A (MBIA Insd) (b).........................   *       08/01/28         428,456
   1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
            Ser A (MBIA Insd) (b).........................   *       08/01/30         389,916
   1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
            Ser A (MBIA Insd) (b).........................   *       08/01/31         372,242
   1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
            Ser A (MBIA Insd) (b).........................   *       08/01/32         355,305
   1,085    Cathedral City, CA Pub Fin Auth Rev Cap Apprec
            Ser A (MBIA Insd) (b).........................   *       08/01/33         339,941
     400    Cathedral City, CA Pub Fin Auth Rev Sub-tax
            Alloc Redev Proj Ser C........................  4.500    08/01/35         380,036
   2,000    Central Vly Fin Auth CA Cogeneration Proj Rev
            Carson Ice Gen Proj Rfdg (MBIA Insd)..........  5.000    07/01/17       2,051,560
     220    Cerritos, CA Cmnty College Dist Election 2004
            Ser A (MBIA Insd) (b).........................  5.000    08/01/27         232,230
   2,500    Chaffey, CA Uni High Sch Dist Ser C (FSA
            Insd).........................................  5.000    05/01/27       2,613,250
   1,805    Channel Island Beach, CA Cmnty Svc Dist Swr
            Rev Ctf Partn Ser A (Radian Insd) (b).........  5.250    11/01/35       1,921,404
   1,700    Chino Vly Uni Sch Dist CA Ctf Partn Rfdg Ser A
            (FSA Insd)....................................  5.375    09/01/20       1,822,213
   2,000    Chula Vista, CA Cmnty Fac Dist Spl Tax No 01-1
            Impt Area San Miguel Ser B....................  5.350    09/01/26       2,061,600
   2,000    Chula Vista, CA Indl Dev Rev San Diego Gas Ser
            A.............................................  5.300    07/01/21       2,164,940
   1,540    Chula Vista, CA Redev Agy Tax Alloc Sub
            Bayfront Rfdg Ser B...........................  5.250    10/01/27       1,567,859
   1,605    Coachella, CA Fin Auth Tax Alloc Rev Redev
            Proj 4 Rfdg Ser B (XLCA Insd).................  5.250    09/01/34       1,719,549

 10                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  1,000    Coachella, CA Redev Agy Tax Alloc Proj Area No
            3 Rfdg........................................  5.875%   12/01/28   $   1,031,830
   2,900    Colton, CA Jt Uni Sch Dist Ser A (FGIC
            Insd).........................................  5.500    08/01/22       3,174,340
   2,000    Colton, CA Redev Agy Tax Alloc Mt Vernon
            Corridor Redev Proj...........................  6.300    09/01/36       2,104,600
   1,600    Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty
            Ctr Proj (XLCA Insd)..........................  5.000    10/01/29       1,676,144
   2,000    Commerce, CA Jt Pwr Fin Auth Lease Rev Cmnty
            Ctr Proj (XLCA Insd)..........................  5.000    10/01/34       2,090,380
   1,965    Contra Costa Cnty, CA Ctf Partn Merrithew Mem
            Hosp Proj Rfdg (MBIA Insd)....................  5.500    11/01/22       2,019,450
   1,250    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B
            (FSA Insd) (e)................................   *       09/01/16         859,138
   1,595    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B
            (FSA Insd)....................................   *       09/01/17       1,047,771
   1,735    Corona Norco, CA Uni Sch Dist Cap Apprec Ser B
            (FSA Insd) (b)................................   *       09/01/18       1,087,064
   1,750    Crescenta Vly, CA Wtr Dist Rev Ctf Partn Wtr
            Sys Impt Proj (FSA Insd)......................  4.375    06/01/37       1,698,620
     615    Davis, CA Pub Fac Fin Auth Loc Agy Rev Mace
            Ranch Area Ser A..............................  6.500    09/01/15         632,521
   1,245    Duarte, CA Multi-Family Rev Hsg Heritage Pk
            Apt Ser A (FNMA Collateralized) (AMT).........  5.850    05/01/30       1,276,274
     845    Duarte, CA Redev Agy Tax Alloc Davis Addition
            Proj Area Rfdg................................  6.700    09/01/14         867,942
   2,000    East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
            Insd).........................................  5.000    06/01/21       2,097,320
   4,445    East Bay, CA Muni Util Dist Wtr Sys Rev Sub...  5.250    06/01/19       4,559,992
   1,185    El Cajon, CA Redev Agy Tax Alloc El Cajon
            Redev Proj (AMBAC Insd).......................  4.250    10/01/30       1,139,354
   1,280    El Cerrito, CA Redev Agy Tax Alloc Redev Proj
            Area Rfdg Ser B (MBIA Insd) (AMT) (b).........  5.250    07/01/15       1,345,920
   1,220    Emeryville, CA Pub Fin Auth Rev Assmt Dist
            Refin.........................................  5.900    09/02/21       1,245,352
   1,000    Emeryville, CA Pub Fin Auth Rev Shellmound Pk
            Redev & Hsg Proj Ser B (MBIA Insd)............  5.000    09/01/19       1,026,600
   5,155    Florin, CA Res Consv Dist Cap Impt Elk Grove
            Wtr Svc Ser A (MBIA Insd).....................  5.000    09/01/33       5,418,884
   3,000    Folsom, CA Spl Tax Cmnty Fac Dist No 2 Rfdg
            (Connie Lee Insd).............................  5.250    12/01/19       3,085,770
   1,010    Folsom Cordova, CA Uni Sch Dist Fac Impt Dist
            No 1 Cap Apprec Ser A (AMBAC Insd) (b)........   *       10/01/19         601,273
   1,060    Folsom Cordova, CA Uni Sch Dist Fac Impt Dist
            No 1 Cap Apprec Ser A (AMBAC Insd) (b)........   *       10/01/21         573,958
   1,000    Fontana, CA Redev Agy Tax Alloc Southwest Indl
            Park Proj (MBIA Insd).........................  5.000    09/01/22       1,023,390

See Notes to Financial Statements                                             11

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  1,950    Fontana, CA Redev Agy Tax Alloc Southwest Indl
            Park Proj (MBIA Insd).........................  5.200%   09/01/30   $   1,996,586
   5,000    Fontana, CA Uni Sch Dist Ctf Partn Fin Proj
            (FSA Insd) (g)................................  4.500    09/01/35       4,979,850
   2,950    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            (f)...........................................   *       01/01/27       1,248,440
  10,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg...............................   *       01/15/25       3,682,000
  15,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg...............................   *       01/15/26       5,202,150
  11,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg...............................   *       01/15/30       2,988,480
   5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg...............................   *       01/15/31       1,277,200
   5,500    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Conv Cap Apprec Rfdg (c)...................... 0/5.875   01/15/27       5,152,620
   1,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Rfdg..........................................  5.750    01/15/40       1,046,450
   1,000    Galt Schs Jt Pwrs Auth CA Rev High Sch & Elem
            Sch Rfdg Ser A (MBIA Insd)....................  5.750    11/01/16       1,030,300
   1,115    Garden Grove, CA Pub Fin Auth Rev Ctf Partn
            Wtr Svc Cap Impt Pgm (FSA Insd)...............  5.000    12/15/23       1,178,968
   2,500    Glendale, CA Uni Sch Dist Ser C (FSA Insd)....  5.500    09/01/19       2,626,950
   1,680    Glendale, CA Uni Sch Dist Ser D (MBIA Insd)
            (b)...........................................  5.250    09/01/17       1,787,016
   5,000    Golden St Tob Sec Corp CA Tob Settlement Rev
            Ser A-1 (d)...................................  5.125    06/01/47       5,248,400
   5,000    Golden St Tob Sec Corp CA Tob Settlement Rev
            Ser A-1 (d)...................................  5.750    06/01/47       5,248,400
   5,000    Hawthorne, CA Spl Tax Cmnty Fac Dist No 2006-1
            (d)...........................................  5.000    09/01/36       5,077,725
   2,000    Hesperia, CA Uni Sch Dist Ctf Partn Cap Impt
            Proj (AMBAC Insd).............................  4.500    02/01/35       1,982,640
   5,000    Hollister, CA Jt Pwr Fin Auth Wastewtr Rev &
            Impt Proj Ser 1 (FSA Insd) (d)................  4.500    06/01/37       4,979,425
   1,000    Huntington Pk, CA Pub Fin Auth Lease Rev
            Wastewtr Sys Proj Ser A.......................  6.200    10/01/25       1,025,300
   3,000    Imperial Irr Dist CA Ctf Partn Elec Sys Proj
            (FSA Insd)....................................  5.250    11/01/23       3,204,900
   1,000    Independent Cities CA Lease Fin Auth Mobile
            Home Pk Rev Westlake Mobile Home Pk Rfdg Ser
            A.............................................  4.500    10/15/32         964,710
     250    Independent Cities, CA Lease Fin Auth Mobile
            Home Pk Rev Westlake Mobile Home Pk Rfdg Ser
            A.............................................  4.500    10/15/37         238,440
   3,435    Irvine, CA Pub Fac & Infrastructure Auth Assmt
            Rev Ser B (AMBAC Insd) (b)....................  5.000    09/02/22       3,549,351

 12                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  2,000    Irvine, CA Uni Sch Dist Fin Auth Spl Tax Group
            II Ser A......................................  5.125%   09/01/36   $   2,038,520
   1,660    Jurupa, CA Cmnty Svc Dist Spl Tax Cmnty Fac
            Dist No 21 Ser A..............................  5.000    09/01/26       1,685,265
   1,000    Kern, CA Cmnty College Sch Fac Impt Dist
            Mammoth Campus/Kern Cmnty Ser A (AMBAC Insd)
            (b)...........................................   *       08/01/22         521,830
     800    Kern, CA Cmnty College Sch Fac Impt Dist
            Mammoth Campus/Kern Cmnty Ser A (AMBAC Insd)
            (b)...........................................  5.000    08/01/19         839,032
   1,000    La Quinta, CA Fin Auth Loc Ser A (AMBAC
            Insd).........................................  5.250    09/01/24       1,081,120
   1,420    La Quinta, CA Redev Agy Tax Alloc Redev Proj
            Area No 1 (AMBAC Insd)........................  5.000    09/01/22       1,503,042
   1,500    La Quinta, CA Redev Agy Tax Redev Proj Area No
            1 (AMBAC Insd)................................  5.125    09/01/32       1,588,200
   1,000    Laguna Hills, CA Ctf Partn Cmnty Ctr Proj
            (MBIA Insd)...................................  5.000    12/01/18       1,049,560
   1,185    Lake Elsinore, CA Uni Sch Dist Cmnty Fac Dist
            Spl Tax No 2005-01 Impt Area Ser A............  5.300    09/01/26       1,209,944
   1,245    Lake Elsinore, CA Uni Sch Dist Cmnty Fac Dist
            Spl Tax No 2005-01 Impt Area Ser A............  5.400    09/01/35       1,271,531
   1,000    Lammersville, CA Sch Dist Cmnty Fac Dist Spl
            Tax No 2002-Mountain House....................  5.125    09/01/35       1,026,810
   1,105    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC
            Insd) (b).....................................   *       08/01/20         632,049
   1,145    Larkspur, CA Sch Dist Cap Apprec Ser A (FGIC
            Insd) (b).....................................   *       08/01/21         624,391
   1,000    Lathrop, CA Impt Bd Act 1915 Mossdale Vlg
            Assmt Dist 03-1...............................  5.000    09/02/25       1,005,720
   5,000    Loma Linda, CA Hosp Rev Loma Linda Univ Med
            Ctr Ser A.....................................  5.000    12/01/22       5,127,850
   1,000    Loma Linda, CA Redev Agy Tax Loma Linda Redev
            Proj Rfdg (MBIA Insd).........................  5.125    07/01/30       1,061,700
     145    Long Beach, CA Bd Fin Auth Tax Alloc Rev North
            Long Beach Redev Proj Ser A (AMBAC Insd)......  5.375    08/01/21         156,670
   3,555    Long Beach, CA Hbr Rev Ser A (FGIC Insd)
            (AMT).........................................  5.250    05/15/18       3,695,423
   2,000    Los Angeles, CA Cmnty Redev Agy Cmnty Redev
            Fin Auth Rev Bunker Hill Proj Ser A (FSA
            Insd).........................................  5.000    12/01/27       2,106,280
   1,900    Los Angeles, CA Ctf Partn.....................  5.700    02/01/18       1,957,665
   1,000    Los Angeles, CA Ctf Partn Dept Pub Social Svc
            Ser A (AMBAC Insd)............................  5.500    08/01/31       1,043,510
   3,000    Los Angeles, CA Ctf Partn Sr Sonnenblick Del
            Rio W L A (AMBAC Insd)........................  6.000    11/01/19       3,254,730
   2,000    Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA
            Insd).........................................  5.000    07/01/26       2,130,020
      85    Los Angeles, CA Single Family Home Mtg Rev Pgm
            Ser A (GNMA Collateralized) (AMT).............  6.875    06/01/25          87,073

See Notes to Financial Statements                                             13

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  1,000    Los Angeles, CA Wtr & Pwr Rev Sys Ser A (MBIA
            Insd).........................................  5.375%   07/01/18   $   1,064,310
   2,000    Los Angeles Cnty, CA Met Tran Auth Sales Tax
            Rev Prop A First Tier Sr Rfdg Ser C (AMBAC
            Insd).........................................  5.000    07/01/23       2,064,040
   1,200    Los Angeles Cnty, CA Sch Regionalized Business
            Svc Ctf Partn Cap Apprec Pooled Fin Ser A
            (AMBAC Insd)..................................   *       08/01/26         509,244
   1,250    Los Angeles Cnty, CA Sch Regionalized Business
            Svc Ctf Partn Cap Apprec Pooled Fin Ser A (FSA
            Insd).........................................  5.000    09/01/28       1,308,238
   2,755    Los Angeles Cnty, CA Sch Ser B (MBIA Insd)....  5.000    11/01/24       2,907,379
   2,840    Los Banos, CA Redev Agy Tax Alloc Los Banos
            Redev Proj (Radian Insd)......................  4.500    09/01/36       2,765,365
   1,190    Lynwood, CA Util Auth Enterp Rev (FSA Insd)
            (b)...........................................  5.000    06/01/25       1,251,713
   3,650    Manhattan Beach, CA Uni Sch Dist Cap Apprec
            Ser B (FGIC Insd).............................   *       09/01/22       1,897,927
   2,000    Mendocino Cnty, CA Ctf Partn Cnty Pub Fac Corp
            (MBIA Insd)...................................  5.250    06/01/30       2,109,620
   3,400    Metropolitan Wtr Dist Southn CA Auth Ser B-2
            (FGIC Insd)...................................  5.000    10/01/26       3,563,234
   1,385    Metropolitan Wtr Dist Southn CA Wtrwks Rev
            Rfdg Ser B....................................  4.375    07/01/37       1,364,377
   1,710    Modesto, CA Irr Dist Ctf Partn Cap Impts Ser A
            (FSA Insd)....................................  5.250    07/01/17       1,817,337
   2,000    Montclair, CA Redev Agy Mobile Home Pk Rev
            Hacienda Mobile Home Pk Proj..................  6.000    11/15/22       2,127,560
   1,110    Mountain View Los Altos, CA Uni High Sch Dist
            Cap Apprec Ser D (FSA Insd) (b)...............   *       08/01/24         528,127
   3,180    Mount Diablo, CA Uni Sch Dist (FSA Insd)......  5.000    08/01/26       3,315,341
   1,000    National City, CA Cmnty Dev Commn Tax Alloc
            Redev Proj Rfdg Ser B (AMBAC Insd)............  5.250    08/01/32       1,073,520
   1,730    National City, CA Cmnty Dev Commn Tax Alloc
            National City Redev Proj Ser A (AMBAC Insd)
            (b)...........................................  5.500    08/01/32       1,887,188
   1,670    National City, CA Cmnty Dev Commn Tax Alloc
            Redev Proj Rfdg Ser B (AMBAC Insd) (b)........  5.000    08/01/25       1,763,737
   2,000    Needles, CA Pub Util Auth Util Sys Acquisition
            Proj Ser A....................................  6.500    02/01/22       2,042,940
   1,500    Norco, CA Spl Tax Cmnty Fac Dist No 97-1 Rfdg
            (Asset Gty Insd)..............................  4.875    10/01/30       1,543,770
   1,225    Novato, CA Uni Sch Dist (FSA Insd)............  5.000    08/01/28       1,292,314
     985    Oceanside, CA Cmnty Fac No 2001-1 Morro Hills
            Dev...........................................  5.500    09/01/34       1,023,750
   3,000    Oxnard, CA Harbor Dist Rev Ser B..............  6.000    08/01/24       3,272,490
   2,500    Oxnard, CA Spl Tax Cmnty Fac Dist No 3
            Seabridge.....................................  5.000    09/01/35       2,512,800
   1,000    Oxnard, CA Uni High Sch Dist Rfdg Ser A (MBIA
            Insd).........................................  6.200    08/01/30       1,170,260

 14                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  1,965    Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)
            (b)...........................................  5.250%   10/01/22   $   2,121,925
   1,230    Palm Desert, CA Fin Auth Tax Alloc Rev Proj
            Area No 2 Rfdg Ser A (MBIA Insd) (b)..........  5.000    08/01/21       1,314,317
     250    Palm Springs, CA Arpt Sub Palm Springs Intl
            Arpt Rfdg (AMT)...............................  5.450    07/01/20         257,898
     530    Palm Springs, CA Arpt Sub Palm Springs Intl
            Arpt Rfdg (AMT)...............................  5.550    07/01/28         543,780
     255    Pasadena, CA Spl Tax Cmnty Fac Dist No 1 Civic
            Ctr West (f)..................................   *       12/01/07         249,497
   4,350    Perris, CA Pub Fin Auth Rev Tax Alloc.........  5.350    10/01/36       4,479,891
   1,040    Perris, CA Pub Fin Auth Rev Tax Alloc Ser A
            (MBIA Insd) (b)...............................  5.000    10/01/24       1,101,100
   1,000    Perris, CA Pub Fin Auth Rev Tax Alloc Ser A
            (MBIA Insd)...................................  5.000    10/01/31       1,050,840
   1,000    Pico Rivera, CA Wtr Auth Rev Wtr Sys Proj Ser
            A (MBIA Insd).................................  5.500    05/01/19       1,132,380
   1,375    Pittsburg, CA Redev Agy Tax Alloc Los Medanos
            Cmnty Dev Proj (AMBAC Insd)...................   *       08/01/26         593,711
   3,350    Port Oakland, CA Port Rev Ser G (MBIA Insd)
            (AMT).........................................  5.375    11/01/25       3,437,100
   2,500    Port Oakland, CA Rfdg Ser N (MBIA Insd)
            (AMT).........................................  5.000    11/01/22       2,591,150
   1,000    Poway, CA Redev Agy Tax Alloc Paguay Redev
            Proj Ser A (MBIA Insd)........................  5.000    06/15/33       1,040,300
   2,500    Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist
            6-4 S Ranch...................................  5.125    09/01/35       2,543,950
   2,000    Rancho Cordova Cmnty Fac Dist CA Spl Tax No
            2003-1 Sunridge Anatolia......................  6.000    09/01/24       2,049,180
   1,000    Rancho Cucamonga, CA Redev Agy Tax Alloc
            Rancho Redev Proj (FSA Insd)..................  5.250    09/01/20       1,042,030
   1,220    Rancho Mirage, CA Redev Agy Tax Alloc Redev
            Plan 1984 Proj Ser A-1 (MBIA Insd)............  5.000    04/01/26       1,267,873
   2,540    Rancho Mirage, CA Redev Agy Tax Alloc Redev
            Plan 1984 Proj Ser A-E (MBIA Insd)............  5.250    04/01/33       2,666,822
   3,800    Redlands, CA Redev Agy Tax Alloc Redev Proj
            Rfdg Ser A (MBIA Insd)........................  4.750    08/01/21       3,870,224
   1,000    Redondo Beach, CA Pub Fin Auth Rev South Bay
            Ctr Redev Proj................................  7.000    07/01/16       1,021,870
   4,000    Redwood City, CA Sch Dist (FGIC Insd).........  5.000    07/15/23       4,193,840
   3,000    Redwood City, CA Sch Dist (FGIC Insd).........  5.000    07/15/27       3,126,720
   1,740    Riverside Cnty, CA Ctf Partn Historic Ct Hse
            Rfdg Ser B (FGIC Insd) (b)....................  5.000    11/01/25       1,843,130
   2,000    RNR Sch Fin Auth CA Spl Tax Cmnty Fac Dist No
            92 1 Ser A (AMBAC Insd).......................  5.000    09/01/36       2,113,700
   9,640    Rohnert Pk, CA Cmnty Dev Commn Tax Alloc Rev
            Hsg Redev Proj Ser H (d)......................  4.375    08/01/37       9,343,425

See Notes to Financial Statements                                             15

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  1,650    Roseville, CA Jt Uni High Sch Dist Ser B (FGIC
            Insd).........................................   *       06/01/20   $     906,461
     265    Sacramento, CA City Fin Auth Rev Cap Impt
            (AMBAC Insd)..................................  5.000%   12/01/33         277,002
   1,000    Sacramento, CA City Fin Auth Rev Tax Alloc Ser
            A (FGIC Insd).................................  5.000    12/01/34       1,053,150
   1,000    Salinas Vly, CA Solid Waste Auth Rev (AMBAC
            Insd) (AMT)...................................  5.250    08/01/27       1,048,970
   2,000    Salinas Vly, CA Solid Waste Auth Rev (AMBAC
            Insd) (AMT)...................................  5.250    08/01/31       2,096,020
   2,000    San Bernardino, CA Jt Pwr Fin Auth Ctf Partn
            (MBIA Insd)...................................  5.500    09/01/20       2,118,100
     955    San Diego, CA Hsg Auth Multi-Family Hsg Rev
            Mtg Bkd Sec Pgm Ser C (GNMA Collateralized)
            (AMT).........................................  5.000    07/20/18         978,006
   1,000    San Diego, CA Pub Fac Fin Auth Swr Rev (FGIC
            Insd).........................................  5.000    05/15/20       1,001,050
   2,500    San Diego, CA Redev Agy Centre City Redev Proj
            Ser A.........................................  6.400    09/01/25       2,611,100
   1,000    San Dimas, CA Redev Agy Tax Alloc Creative
            Growth Ser A (FSA Insd).......................  5.000    09/01/16       1,037,520
   1,660    San Francisco, CA City & Cnty Arpt Commn Intl
            Arpt Rev Spl Fac Lease Ser A (FSA Insd)
            (AMT).........................................  6.125    01/01/27       1,717,038
   2,000    San Francisco, CA City & Cnty Arpt Commn Intl
            Arpt Second Rfdg Ser 27A (MBIA Insd) (AMT)....  5.250    05/01/26       2,070,680
   3,000    San Francisco, CA City & Cnty Arpt Commn Intl
            Arpt Second Rfdg Ser 27A (MBIA Insd) (AMT)....  5.250    05/01/31       3,108,240
   5,000    San Jose, CA Fin Auth Lease Rev Convention Ctr
            Proj Rfdg Ser F (MBIA Insd)...................  5.000    09/01/17       5,242,200
   2,500    San Jose, CA Redev Agy Tax Alloc Merged Area
            Redev Proj Rfdg Ser C (MBIA Insd).............  4.250    08/01/30       2,405,075
   1,600    San Leandro, CA Ctf Partn Lib & Fire Stations
            Fin (AMBAC Insd)..............................  5.700    11/01/20       1,706,416
   2,000    San Leandro, CA Ctf Partn Lib & Fire Stations
            Fin (AMBAC Insd)).............................  5.750    11/01/29       2,126,700
   5,000    San Marcos, CA Pub Fac Auth Rev Tax Increment
            Pass Thru Rfdg Ser A (AMBAC Insd) (d).........  5.000    10/01/31       5,310,350
   2,000    Sanger, CA Uni Sch Dist Rfdg (MBIA Insd)......  5.600    08/01/23       2,284,960
   1,350    Santa Ana, CA Uni Sch Dist (MBIA Insd) (b)....  5.375    08/01/21       1,452,182
   4,820    Santa Ana, CA Uni Sch Dist (MBIA Insd)........  5.375    08/01/27       5,138,698
   1,000    Santa Ana, CA Uni Sch Dist Ctf Partn Cap
            Apprec Fin Proj (FSA Insd)....................   *       04/01/36         254,310
     700    Santa Ana, CA Uni Sch Dist Spl Tax Cmnty Fac
            Dist No 2004-1................................  5.050    09/01/30         709,219
   4,200    Semitropic Impt Dist Semitropic Wtr Storage
            Dist CA Wtr Ser A (XLCA Insd).................  5.125    12/01/35       4,445,784

 16                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$  3,305    South Orange Cnty, CA Pub Fin Auth Reassmt Rev
            (FSA Insd)....................................  5.800%   09/02/18   $   3,495,004
   1,640    South Tahoe, CA Jt Pwr Fin Auth Rev Tahoe
            Redev Proj Area 1-A Rfdg (FSA Insd)...........  5.000    10/01/29       1,722,312
   2,250    South Tahoe, CA Jt Pwr Fin Redev Proj Area No
            1 Ser A (AMBAC Insd)..........................  5.000    10/01/28       2,382,188
   5,000    Southern CA Pub Pwr Auth Pwr Proj Rev
            Multi-Projs...................................  6.750    07/01/12       5,677,250
     885    Stanton, CA Multi-Family Rev Hsg Contl Garden
            Apts (FNMA Collateralized) (AMT)..............  5.625    08/01/29         905,258
   2,745    State Center, CA Cmnty Election 2002 Ser A
            (MBIA Insd)...................................  5.500    08/01/28       3,015,410
   1,000    Stockton, CA Uni Sch Dist Ctf Partn Cap Proj
            (AMBAC Insd)..................................  4.375    02/01/31         975,400
   1,000    Stockton, CA Uni Sch Dist Ctf Partn Cap Proj
            (AMBAC Insd)..................................  4.500    02/01/36         994,340
   1,300    Taft, CA City Elem Sch Dist Ser A (MBIA Insd)
            (b)...........................................   *       08/01/22         678,379
   1,605    Tehachapi, CA Redev Agy Tax Alloc Tehachapi
            Redev Proj (Radian Insd)......................  5.250    12/01/35       1,717,992
   3,000    Temecula, CA Redev Agy Tax Alloc Rev Redev
            Proj No 1 Ser A (MBIA Insd)...................  4.500    08/01/38       2,977,410
  10,000    Tobacco Sec Auth Northn CA Tob Settlement Rev
            Asset Bkd Bd Ser A-1..........................  5.375    06/01/38      10,273,900
  10,800    Tobacco Sec Auth Northn CA Tob Settlement Rev
            Asset Bkd Bd Ser A-1..........................  5.500    06/01/45      11,141,280
   4,000    Tobacco Sec Auth Southn CA Tob Settlement Sr
            Ser A-1.......................................  5.000    06/01/37       3,972,120
   5,000    Tobacco Sec Auth Southn CA Tob Settlement Sr
            Ser A-1 (d)...................................  5.125    06/01/46       5,005,650
   8,000    Tobacco Sec Auth Southn CA Tob Settlement Sr
            Ser A-1.......................................  5.125    06/01/46       8,009,040
  10,000    University of CA Regts Ser A (MBIA Insd)
            (d)...........................................  4.500    05/15/47       9,821,250
  10,000    University of CA Rev Hosp UCLA Med Ctr Ser A
            (AMBAC Insd)..................................  5.250    05/15/30      10,607,300
   2,200    Ventura Cnty, CA Cmnty College Ser A (MBIA
            Insd).........................................  5.500    08/01/23       2,391,202
   1,000    Vista, CA Mobile Home Pk Rev
            Estrella De Oro Mobile Home Ser A (Prerefunded
            @ 02/01/25)...................................  5.875    02/01/28       1,035,920
   1,000    Vista, CA Uni Sch Dist Ser A (FSA Insd).......  5.000    08/01/23       1,048,830
   2,000    Woodland, CA Fin Auth Lease Rev Cap Proj Rfdg
            (XLCA Insd)...................................  5.000    03/01/25       2,106,460
                                                                                -------------
                                                                                  622,589,562
                                                                                -------------

See Notes to Financial Statements                                             17

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON    MATURITY       VALUE
---------------------------------------------------------------------------------------------
            PUERTO RICO  4.5%
$  5,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
            Rfdg Ser Y (FSA Insd).........................  6.250%   07/01/21   $   6,186,000
   4,000    Puerto Rico Elec Pwr Auth Pwr Rev Ser II (XLCA
            Insd) (Prerefunded @ 07/01/12)................  5.375    07/01/17       4,364,240
   3,170    University of PR Univ Rev Sys Rfdg Ser P
            (d)...........................................  5.000    06/01/30       3,317,532
   2,490    University of PR Univ Rev Sys Ser Q (d).......  5.000    06/01/36       2,605,884
                                                                                -------------
                                                                                   16,473,656
                                                                                -------------
            U.S. VIRGIN ISLANDS  1.8%
   1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A (ACA Insd) (Prerefunded @
            10/01/10).....................................  6.125    10/01/29       1,085,840
   3,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A.............................  6.375    10/01/19       3,260,220
   2,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A (Prerefunded @ 10/01/10)....  6.500    10/01/24       2,192,840
                                                                                -------------
                                                                                    6,538,900
                                                                                -------------
TOTAL LONG-TERM INVESTMENTS 178.7%
  (Cost $617,504,967)........................................................     645,602,118


TOTAL SHORT-TERM INVESTMENTS 4.0%
  (Cost $14,400,000).........................................................      14,400,000
                                                                                -------------
TOTAL INVESTMENTS 182.7%
  (Cost $631,904,967)........................................................     660,002,118


LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (27.5%)
  (Cost ($99,380,000))
 (99,380)   Notes with interest ranging from 3.940% to 4.020% at April 30,
            2007 and contractual maturities of collateral ranging from 2026
            to 2047 (See Note 1) (h).........................................     (99,380,000)
                                                                                -------------
TOTAL NET INVESTMENTS 155.2%
  (Cost $532,524,967)........................................................     560,622,118

OTHER ASSETS IN EXCESS OF LIABILITIES  0.2%..................................         837,918

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (55.4%)..................    (200,284,953)
                                                                                -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...............................   $ 361,175,083
                                                                                =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) Variable Rate Coupon

(b) The Trust owns 100% of the outstanding bond issuance.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

 18                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

(d) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(e) All or a portion of this security has been physically segregated in connection with open futures contracts.

(f) Escrowed to Maturity

(g) Security purchased on a when-issued or delayed delivery basis.

(h) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2007.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Asset Gty--Asset Guaranty Insurance Co.

CA MTG--California Mortgage Insurance

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

MBIA-IBC--MBIA Insured Bond Certificates

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, June 2007 (Current Notional
  Value of $111,750 per contract)...........................     612         $(71,864)
                                                                 ---         --------

See Notes to Financial Statements                                             19

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $631,904,967).......................  $660,002,118
Cash........................................................        75,885
Receivables:
  Investments Sold..........................................    13,586,332
  Interest..................................................     7,374,441
Other.......................................................         6,845
                                                              ------------
    Total Assets............................................   681,045,621
                                                              ------------
LIABILITIES:
Floating Rate Note Obligations..............................    99,380,000
Payables:
  Investments Purchased.....................................    18,068,678
  Variation Margin on Futures...............................       516,375
  Investment Advisory Fee...................................       207,055
  Other Affiliates..........................................        24,644
Trustees' Deferred Compensation and Retirement Plans........     1,276,214
Accrued Expenses............................................       112,619
                                                              ------------
    Total Liabilities.......................................   119,585,585
Preferred Shares (including accrued distributions)..........   200,284,953
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $361,175,083
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($361,175,083 divided by
  21,913,735 shares outstanding)............................  $      16.48
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 21,913,735 shares issued and
  outstanding)..............................................  $    219,137
Paid in Surplus.............................................   330,074,471
Net Unrealized Appreciation.................................    28,025,287
Accumulated Net Realized Gain...............................     2,790,201
Accumulated Undistributed Net Investment Income.............        65,987
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $361,175,083
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 8,000 issued with liquidation preference of
  $25,000 per share)........................................  $200,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $561,175,083
                                                              ============

 20                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $15,028,277
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,537,574
Interest and Residual Trust Expenses........................      784,979
Preferred Share Maintenance.................................      272,171
Trustees' Fees and Related Expenses.........................       90,517
Accounting and Administrative Expenses......................       58,747
Professional Fees...........................................       51,964
Custody.....................................................       37,883
Reports to Shareholders.....................................       20,291
Transfer Agent Fees.........................................       17,151
Registration Fees...........................................       10,673
Other.......................................................       22,129
                                                              -----------
    Total Expenses..........................................    2,904,079
    Investment Advisory Fee Reduction.......................      233,053
    Less Credits Earned on Cash Balances....................           44
                                                              -----------
    Net Expenses............................................    2,670,982
                                                              -----------
NET INVESTMENT INCOME.......................................  $12,357,295
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 2,830,004
  Futures...................................................      (22,712)
  Swap Contracts............................................      (87,600)
                                                              -----------
Net Realized Gain...........................................    2,719,692
                                                              -----------
Net Unrealized Appreciation/Depreciation During the Period:
  Beginning of the Period...................................   34,175,726
                                                              -----------
  End of the Period:
    Investments.............................................   28,097,151
    Futures.................................................      (71,864)
                                                              -----------
                                                               28,025,287
                                                              -----------
Net Unrealized Depreciation During the Period...............   (6,150,439)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(3,430,747)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(3,420,931)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 5,505,617
                                                              ===========

See Notes to Financial Statements                                             21

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 12,357,295        $ 23,642,012
Net Realized Gain.......................................       2,719,692           2,253,133
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (6,150,439)          7,439,651
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (3,041,731)         (5,571,300)
  Net Realized Gain.....................................        (379,200)           (762,727)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       5,505,617          27,000,769

Distributions to Common Shareholders:
  Net Investment Income.................................      (8,818,774)        (18,403,834)
  Net Realized Gain.....................................      (1,251,061)         (3,667,430)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (4,564,218)          4,929,505

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment..........................................          61,721                 -0-
Proceeds from Common Shares Acquired Through Merger.....             -0-          31,694,766
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................      (4,502,497)         36,624,271
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     365,677,580         329,053,309
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $65,987 and $(430,803),
  respectively).........................................    $361,175,083        $365,677,580
                                                            ============        ============

 22                                            See Notes to Financial Statements

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS
                                                       ENDED                  YEAR ENDED OCTOBER 31,
                                                     APRIL 30,    -----------------------------------------------
                                                        2007       2006      2005      2004      2003      2002
                                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $ 16.69     $ 16.47   $ 16.95   $ 16.84   $ 17.02   $ 17.02
                                                      -------     -------   -------   -------   -------   -------
 Net Investment Income..............................     0.56(a)     1.09(a)    1.04     1.07      1.12      1.17
 Net Realized and Unrealized Gain/Loss..............    (0.15)       0.44     (0.30)     0.54      0.03     (0.05)
 Common Share Equivalent of Distributions Paid to
   Preferred Shareholders:
   Net Investment Income............................    (0.14)      (0.26)    (0.18)    (0.08)    (0.09)    (0.13)
   Net Realized Gain................................    (0.02)      (0.03)    (0.01)    (0.03)      -0-       -0-
                                                      -------     -------   -------   -------   -------   -------
Total from Investment Operations....................     0.25        1.24      0.55      1.50      1.00      0.99
Distributions Paid to Common Shareholders:
   Net Investment Income............................    (0.40)      (0.85)    (0.94)    (1.03)    (1.11)    (0.99)
   Net Realized Gain................................    (0.06)      (0.17)    (0.09)    (0.36)    (0.07)      -0-
                                                      -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD..................  $ 16.48     $ 16.69   $ 16.47   $ 16.95   $ 16.84   $ 17.02
                                                      =======     =======   =======   =======   =======   =======

Common Share Market Price at End of the Period......  $ 16.78     $ 15.86   $ 14.81   $ 15.50   $ 16.67   $ 16.16
Total Return * (b)..................................    8.85%**    14.36%     2.25%     1.32%    10.83%     7.95%
Net Assets Applicable to Common Shares at End of the
 Period (In millions)...............................  $ 361.2     $ 365.7   $ 329.1   $ 102.4   $ 101.6   $ 102.6
Ratio of Expenses to Average Net Assets Applicable
 to Common Shares * (c).............................    1.48%       1.23%     1.34%     1.42%     1.43%     1.49%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares * (c)..................    6.85%       6.66%     6.34%     6.40%     6.56%     7.00%
Portfolio Turnover..................................      14%**       25%       30%       11%       25%       21%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets Applicable
    to Common Shares (c)............................    1.61%         N/A       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares (c)..........    6.72%         N/A       N/A       N/A       N/A       N/A

SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Applicable to
 Common Shares (c)..................................    1.05%       1.21%     1.34%     1.42%     1.43%     1.49%
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Applicable to
 Preferred Shares (c)...............................     .67%        .78%      .86%      .89%      .90%      .93%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (d)....................    5.16%       5.09%     5.22%     5.94%     6.04%     6.23%

SENIOR SECURITIES:
Total Preferred Shares Outstanding..................    8,000       8,000     7,200     2,400     2,400     2,400
Asset Coverage Per Preferred Share (e)..............  $70,183     $70,730   $70,713   $67,686   $67,320   $67,759
Involuntary Liquidating Preference Per Preferred
 Share..............................................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share............  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not Applicable

See Notes to Financial Statements                                             23

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen California Value Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of California municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on April 30, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, the Trust had $7,737,278 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    At April 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $531,861,539
                                                                ============
Gross tax unrealized appreciation...........................    $ 29,185,245
Gross tax unrealized depreciation...........................        (424,666)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 28,760,579
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................    $   497,981
  Tax-exempt income.........................................     23,792,638
  Long-term capital gain....................................      4,038,799
                                                                -----------
                                                                $28,329,418
                                                                ===========

    As of October 31, 2006, the components of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $   31,628
Undistributed tax-exempt income.............................       597,415
Undistributed long-term capital gain........................     1,627,026

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. EXPENSE REDUCTION During the six months ended April 30, 2007, the Trust's custody fee was reduced by $44 as a result of credit earned on cash balances.

G. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interest in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investments assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $135,024,850 are held by the dealer trusts and serve as collateral for the $99,380,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the period ended April 30, 2007, the Adviser waived $233,053 of its investment advisory fee. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2007, the Trust recognized expenses of approximately $21,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2007, the Trust recognized expenses of approximately $33,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2007 and the year ended October 31, 2006, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
Beginning Shares........................................     21,909,989          19,982,083
Shares Issued Through Dividend Reinvestment.............          3,746                 -0-
Shares Acquired Through Merger..........................            -0-           1,927,906
Shares Repurchased*.....................................            -0-                 -0-
                                                             ----------          ----------
Ending Shares...........................................     21,913,735          21,909,989
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a shares repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the period ended April 30, 2007, the Trust repurchased none of its shares. The Trust may repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

    On December 2, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen California Municipal Trust (ticker symbol VKC) through a tax free reorganization approved by VKC shareholders on November 22, 2005. The Trust issued 1,927,906 common shares and 800 Auction Preferred Shares (APS) valued at $31,694,766 and $20,000,000, respectively, in exchange for VKC's net assets. The shares of VKC were converted into Trust shares at a ratio of 0.591825 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VKC as of December 2, 2005 was $2,487,297. The Trust assumed VKC's book to tax accretion differences, which resulted in a $79,161 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of the reorganization were $360,253,217 and combined net assets including preferred shares were $560,253,217, which included a deferred compensation and retirement plan balance of $228,757 and gains or losses of $2,064 recognized for tax purposes on open futures transactions at merger date of December 2, 2005.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $163,186,078 and $82,709,899, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the different types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2007 were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2006.............................         41
Futures Opened..............................................      1,505
Futures Closed..............................................       (934)
                                                                  -----
Outstanding at April 30, 2007...............................        612
                                                                  =====

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash for segregating purposes, if any, is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

As of April 30, 2007, the Trust has outstanding 8,000 APS. Series A contains 2,400 shares, Series B contains 3,000 shares, Series C contains 1,800 shares and Series D contains 800 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C and Series D are generally reset every 28 days through an auction process. The average rate in effect on April 30, 2007 was 3.508%. During the six months ended April 30, 2007, the rates ranged from 2.899% to 4.750%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of the "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the trust NAV calculations as late as the trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semi annual report on April 30, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN CALIFORNIA VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN * - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen California Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen California Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen California Value Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VCVSAR 6/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01489P-Y04/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 TOTAL NUMBER OF       MAXIMUM NUMBER
                                               SHARES PURCHASED AS   OF SHARES THAT MAY
                                                 PART OF PUBLICLY     YET BE PURCHASED
            TOTAL NUMBER OF    AVERAGE PRICE     ANNOUNCED PLANS     UNDER THE PLANS OR
PERIOD*    SHARES PURCHASED   PAID PER SHARE       OR PROGRAMS            PROGRAMS
--------   ----------------   --------------   -------------------   ------------------
November          --                --                  --                       --
December          --                --                  --                       --
January           --                --                  --                       --
February          --                --                  --                2,190,999
March             --                --                  --                2,190,999
April             --                --                  --                2,190,999

*    The Share Repurchase Program commenced on 2/28/2007.

The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen California Value Municipal Income Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007